Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions and Balances [Absract]
Related Party Transactions and Balances

13. Related Party Transactions and Balances

Related Parties:

Name of related parties	Relationship with the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu

Related Party Sales

The Company sells products to its related parties and the sales amount from related parties for the six months end 2023 and 2022 are as follows:

Sales:

	For the Six Months ended June 30,
Name of related party	2023	2022
Yangzhou Meihua Import and Export Co., Ltd.	$11,751	$18,849
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	10,818
Total	$11,751	$29,667

15. Related Party Transactions and Balances

Related Parties:

Name of related parties	Relationship with the Company
Yangzhou Yada Powder Metallurgy Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Jiangsu Zhida Pharmaceutical Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu

Related Party Sales

The Company sells products to its related parties and the sales amount from related parties for 2022, 2021 and 2020 are as follows:

Sales:

	For the Year Ended December 31,
Name of related party	2022	2021	2020
Yangzhou Meihua Import and Export Co., Ltd.	$18,780	$51,750	$71,885
Yangzhou Yada Powder Metallurgy Co., Ltd.	-	347,737	669,583
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	10,416	176,414	67,101
Jiangsu Zhida Pharmaceutical Co., Ltd.	-	-	8,038
Total	$29,196	$575,901	$816,607